Deconsolidation of Osisko Development and discontinued operations - Disclosure of detailed information about exploration and evaluation assets (Details) - Osisko Development Corp [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Net book value - January 1	$ 3,635
Acquisition of Tintic	38,508
Additions	4,519
Other adjustments	(417)
Currency translation adjustments	3,138
Deconsolidation of Osisko Development	(49,383)
Net book value - December 31	$ 0